Debt - Related Parties (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Debt - Related Parties (Textual)
Interest expense	$ 20	$ 44
Unsecured Note Payable [Member] | Former Shareholder [Member]
Debt - Related Parties (Textual)
Note payable, Interest Rate	5.00%
Debt instrument, Maturity Date	Nov. 30, 2016
Notes Payable [Member] | Chief Executive Officer [Member]
Debt - Related Parties (Textual)
Note payable additional amount funded	$ 600
Promisory note amount	$ 3,197
Promisory note, Term	1 year
Promisory note, Due date	Nov. 30, 2016
Note payable amount paid	$ 37
Notes Payable One [Member] | Chief Executive Officer [Member]
Debt - Related Parties (Textual)
Note payable, Interest Rate	6.00%
Debt instrument, Maturity Date	Nov. 30, 2016
Note payable amount paid	$ 500
Not payable amount reduced	$ 1,980
Exchange of Ecoark series A general common shares	1,100
Principal balance	$ 3,197